Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends unpaid at the beginning of the year		$ 2,183		$ 2,592	$ 84	$ 84
Dividends declared		50,000	$ 4,987	50,000	8,062	53,614	$ 4,206
Dividends paid	$ (2,592)	(50,230)	(4,947)	(50,534)	(8,187)	(51,683)	(4,122)
Effect of foreign exchange rates						577
Effect of foreign exchange rates		89	$ 40	16	$ 37
Dividends unpaid at the end of the year		$ 2,042		$ 2,042		$ 2,592	$ 84
Dividends declared, per share				$ 2,505	$ 403	$ 2,681	$ 210